Net Interest Expense (Schedule Of Net Interest Expenses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading Activity, Gains and Losses, Net [Line Items]
Amortization of deferred financing costs	$ 3.1	$ 5.3	$ 5.4
Net interest expense	56.6	104.9	118.4
Segment, Continuing Operations [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Amortization of deferred financing costs	3.1	5.3	5.4
Foreign exchange (gain)/loss	1.2	(2.0)	(2.5)
Other	1.0	1.3	0.2
Interest expense	57.2	105.8	119.6
Cash and cash equivalents interest	(0.4)	(0.7)	(1.2)
Investment interest	(0.2)	(0.2)
Interest income	(0.6)	(0.9)	(1.2)
Net interest expense	56.6	104.9	118.4
Segment, Continuing Operations [Member] | 2016 Notes Issued October 2009 [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Interest expense	32.2	52.3	54.5
Segment, Continuing Operations [Member] | 2016 Notes Issued August 2010 [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Interest expense	10.4	16.7	6.5
Segment, Continuing Operations [Member] | 6.25% Notes [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Interest expense	9.3
Segment, Continuing Operations [Member] | 2013 Fixed Rate Notes [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Interest expense		31.8	40.9
Segment, Continuing Operations [Member] | 2013 Floating Rate Notes [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Interest expense		0.4	5.2
Segment, Continuing Operations [Member] | 2011 Floating Rate Notes [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Interest expense			$ 9.4